Investments in Associates and Joint Ventures - Summary of Investments Information (Detail) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2018 ARS ($) $ / shares shares	Dec. 31, 2017 ARS ($)	Dec. 31, 2016 ARS ($)	Dec. 31, 2018 $ / shares	Dec. 31, 2018 Bs. / shares	Dec. 31, 2015 ARS ($)
Disclosure of transactions between related parties [line items]
Securities Face Value | $ / shares	$ 10
Book Value	$ 32,698	$ 6,057
Cost	1,573
Net profit (loss)	38,606	12,672	$ (28,379)
Equity	362,357	152,533	118,661			$ 120,461
Associates [member]
Disclosure of transactions between related parties [line items]
Book Value	2,533	987
Cost	$ 488
Associates [member] | Oleoductos del Valle S.A [member]
Disclosure of transactions between related parties [line items]
Description of the Securities Class	Common
Securities Face Value | $ / shares	$ 10.00
Securities Amount | shares	4,072,749
Book Value	$ 710	242
Main Business	Oil transportation by pipeline
Registered Address	Florida 1, P. 10º, Buenos Aires, Argentina
Last available financial statements Date	Sep. 30, 2018
Capital Stock	$ 110
Net profit (loss)	561
Equity	$ 1,044
Holding in capital stock	37.00%
Associates [member] | Terminales Maritimas Patagonicas S.A [member]
Disclosure of transactions between related parties [line items]
Description of the Securities Class	Common
Securities Face Value | $ / shares	$ 10.00
Securities Amount | shares	476,034
Book Value	$ 226	103
Main Business	Oil storage and shipment
Registered Address	Av. Leandro N. Alem 1180, P. 11º, Buenos Aires, Argentina
Last available financial statements Date	Sep. 30, 2018
Capital Stock	$ 14
Net profit (loss)	364
Equity	$ 675
Holding in capital stock	33.15%
Associates [member] | Oiltanking Ebytem S.A [member]
Disclosure of transactions between related parties [line items]
Description of the Securities Class	Common
Securities Face Value | $ / shares	$ 10.00
Securities Amount | shares	351,167
Book Value	$ 424	211
Main Business	Hydrocarbon transportation and storage
Registered Address	Terminal Marítima Puerto Rosales - Provincia de Buenos Aires, Argentina.
Last available financial statements Date	Dec. 31, 2018
Capital Stock	$ 12
Net profit (loss)	600
Equity	$ 1,396
Holding in capital stock	30.00%
Associates [member] | Gasoducto del Pacifico (Argentina) S.A. [member]
Disclosure of transactions between related parties [line items]
Description of the Securities Class	Preferred
Securities Face Value | $ / shares	$ 1.00
Securities Amount | shares	15,579,578
Book Value	$ 42	44
Main Business	Gas transportation by pipeline
Registered Address	San Martín 323, P.13°, Buenos Aires, Argentina
Last available financial statements Date	Dec. 31, 2017
Capital Stock	$ 156
Net profit (loss)	116
Equity	$ 445
Holding in capital stock	10.00%
Associates [member] | Central Dock Sud S.A [member]
Disclosure of transactions between related parties [line items]
Description of the Securities Class	Common
Securities Face Value | $ / shares	$ 0.01
Securities Amount | shares	11,869,095,145
Book Value	$ 625
Cost	$ 280
Main Business	Electric power generation and bulk marketing
Registered Address	Pasaje Ingeniero Butty 220, P.16°, Buenos Aires, Argentina
Last available financial statements Date	Sep. 30, 2018
Capital Stock	$ 1,231
Net profit (loss)	1,932
Equity	$ 4,330
Holding in capital stock	10.25%
Associates [member] | Oleoducto Trasandino (Argentina) S.A. [member]
Disclosure of transactions between related parties [line items]
Description of the Securities Class	Preferred
Securities Face Value | $ / shares	$ 1.00
Securities Amount | shares	12,135,167
Book Value	$ 60	41
Main Business	Oil transportation by pipeline
Registered Address	Macacha Güemes 515, P.3º, Buenos Aires, Argentina
Last available financial statements Date	Sep. 30, 2018
Capital Stock	$ 34
Net profit (loss)	98
Equity	$ 223
Holding in capital stock	36.00%
Associates [member] | YPF Gas S.A [member]
Disclosure of transactions between related parties [line items]
Description of the Securities Class	Common
Securities Face Value | $ / shares	$ 1.00
Securities Amount | shares	59,821,434
Book Value	$ 258	235
Main Business	Gas fractionation, bottling, distribution and transport for industrial and/or residential use
Registered Address	Macacha Güemes 515, P.3º, Buenos Aires, Argentina
Last available financial statements Date	Sep. 30, 2018
Capital Stock	$ 176
Net profit (loss)	134
Equity	$ 951
Holding in capital stock	33.99%
Associates [member] | Other Related Parties [member]
Disclosure of transactions between related parties [line items]
Description of the Securities Class	-
Book Value	$ 188	111
Cost	$ 208
Registered Address	-
Joint Ventures [member]
Disclosure of transactions between related parties [line items]
Book Value	$ 30,165	5,070
Cost	1,085
Net profit (loss)	$ 3,814	885	$ 363
Joint Ventures [member] | YPF Energia Electrica S.A [member]
Disclosure of transactions between related parties [line items]
Description of the Securities Class	Common
Securities Face Value | $ / shares	$ 1
Securities Amount | shares	1,879,916,921
Book Value	$ 19,320
Cost	$ 1,085
Main Business	Exploration, mining and marketing of hydrocarbons and generation, transport and marketing of electric energy
Registered Address	Macacha Güemes 515, Buenos Aires, Argentina
Last available financial statements Date	Sep. 30, 2018
Capital Stock	$ 3,747
Net profit (loss)	1,812
Equity	$ 24,569
Holding in Capital Stock	75.00%
Joint Ventures [member] | Compania Mega S.A [member]
Disclosure of transactions between related parties [line items]
Description of the Securities Class	Common
Securities Face Value | $ / shares	$ 1
Securities Amount | shares	244,246,140
Book Value	$ 3,405	1,725
Main Business	Separation, fractionation and transportation of natural gas liquids
Registered Address	San Martín 344, P. 10º, Buenos Aires, Argentina
Last available financial statements Date	Dec. 31, 2018
Capital Stock	$ 643
Net profit (loss)	953
Equity	$ 8,718
Holding in Capital Stock	38.00%
Joint Ventures [member] | Profertil S.A [member]
Disclosure of transactions between related parties [line items]
Description of the Securities Class	Common
Securities Face Value | $ / shares	$ 1
Securities Amount | shares	391,291,320
Book Value	$ 6,133	2,862
Main Business	Production and marketing of fertilizers
Registered Address	Alicia Moreau de Justo 740, P. 3, Buenos Aires, Argentina
Last available financial statements Date	Sep. 30, 2018
Capital Stock	$ 783
Net profit (loss)	(542)
Equity	$ 1,054
Holding in Capital Stock	50.00%
Joint Ventures [member] | Refinera Del Norte S.A [member]
Disclosure of transactions between related parties [line items]
Description of the Securities Class	Common
Securities Face Value | $ / shares	$ 1
Securities Amount | shares	45,803,655
Book Value	$ 1,307	$ 483
Main Business	Refining
Registered Address	Maipú 1, P. 2º, Buenos Aires, Argentina
Last available financial statements Date	Sep. 30, 2018
Capital Stock	$ 92
Net profit (loss)	(113)
Equity	$ 968
Holding in Capital Stock	50.00%
Subsidiaries [member] | YPF International S.A. [member]
Disclosure of transactions between related parties [line items]
Description of the Securities Class	Common
Securities Face Value | Bs. / shares					Bs. 100
Securities Amount | shares	66,897
Main Business	Investment
Registered Address	Calle La Plata 19, Santa Cruz de la Sierra, República de Bolivia
Last available financial statements Date	Dec. 31, 2018
Capital Stock	$ 15
Net profit (loss)	(2)
Equity	$ 52
Holding in Capital Stock	100.00%
Subsidiaries [member] | YPF Holdings Inc. [member]
Disclosure of transactions between related parties [line items]
Description of the Securities Class	Common
Securities Face Value | $ / shares				$ 0.01
Securities Amount | shares	810,614
Main Business	Investment and finance
Registered Address	10333 Richmond Avenue I, Suite 1050, TX, U.S.A.
Last available financial statements Date	Dec. 31, 2018
Capital Stock	$ 30,475
Net profit (loss)	(415)
Equity	$ (8,075)
Holding in Capital Stock	100.00%
Subsidiaries [member] | Operadora de Estaciones de Servicios S.A.[member]
Disclosure of transactions between related parties [line items]
Description of the Securities Class	Common
Securities Face Value | $ / shares	$ 1
Securities Amount | shares	163,701,747
Main Business	Commercial management of YPF's gas stations
Registered Address	Macacha Güemes 515, Buenos Aires, Argentina
Last available financial statements Date	Dec. 31, 2018
Capital Stock	$ 164
Net profit (loss)	993
Equity	$ 2,017
Holding in Capital Stock	99.99%
Subsidiaries [member] | A-Evangelista S.A. [member]
Disclosure of transactions between related parties [line items]
Description of the Securities Class	Common
Securities Face Value | $ / shares	$ 1
Securities Amount | shares	307,095,088
Main Business	Engineering and construction services
Registered Address	Macacha Güemes 515, Buenos Aires, Argentina
Last available financial statements Date	Dec. 31, 2018
Capital Stock	$ 307
Net profit (loss)	(373)
Equity	$ 1,780
Holding in Capital Stock	100.00%
Subsidiaries [member] | Metrogas S.A. [member]
Disclosure of transactions between related parties [line items]
Description of the Securities Class	Common
Securities Face Value | $ / shares	$ 1
Securities Amount | shares	398,419,700
Main Business	Providing the public service of natural gas distribution
Registered Address	Gregorio Aráoz de Lamadrid 1360, Buenos Aires, Argentina.
Last available financial statements Date	Dec. 31, 2018
Capital Stock	$ 569
Net profit (loss)	(6)
Equity	$ 13,322
Holding in Capital Stock	70.00%
Subsidiaries [member] | YPF Chile S.A. [member]
Disclosure of transactions between related parties [line items]
Description of the Securities Class	Common
Securities Amount | shares	50,968,649
Main Business	Lubricants and aviation fuels trading and hydrocarbons research and exploration
Registered Address	Villarica 322; Módulo B1, Qilicura, Santiago
Last available financial statements Date	Dec. 31, 2018
Capital Stock	$ 1,717
Net profit (loss)	(475)
Equity	$ 2,171
Holding in Capital Stock	100.00%
Subsidiaries [member] | YPF Tecnologia S.A [member]
Disclosure of transactions between related parties [line items]
Description of the Securities Class	Common
Securities Face Value | $ / shares	$ 1
Securities Amount | shares	234,291,000
Main Business	Investigation, development, production and marketing of technologies, knowledge, goods and services
Registered Address	Macacha Güemes 515, Buenos Aires, Argentina
Last available financial statements Date	Dec. 31, 2018
Capital Stock	$ 459
Net profit (loss)	(21)
Equity	$ 1,485
Holding in Capital Stock	51.00%
Subsidiaries [member] | Compania de Inversiones Mineras S.A. [Member]
Disclosure of transactions between related parties [line items]
Description of the Securities Class	Common
Securities Face Value | $ / shares	$ 1
Securities Amount | shares	236,474,420
Main Business	Exploration, exploitation, processing, management, storage and transport of all types of minerals; assembly, construction and operation of facilities and structures and processing of products related to mining
Registered Address	Macacha Güemes 515, Buenos Aires, Argentina
Last available financial statements Date	Dec. 31, 2018
Capital Stock	$ 236
Net profit (loss)	(92)
Equity	$ 312
Holding in Capital Stock	100.00%
Subsidiaries [member] | Bajo Del Toro II S.R.L [member]
Disclosure of transactions between related parties [line items]
Description of the Securities Class	Quotas
Securities Face Value | $ / shares	$ 1
Securities Amount | shares	1,270,815,165
Main Business	Exploration, discovery, exploitation, purchase, production, storage, transport, import, export and marketing of all types of liquid or gaseous hydrocarbons and exercise all acts that are not prohibited by law including but not limited to the execution of money loans as lender and/or borrower
Registered Address	Macacha Güemes 515, Buenos Aires, Argentina
Last available financial statements Date	Dec. 31, 2018
Capital Stock	$ 1,271
Net profit (loss)	152
Equity	$ 2,131
Holding in Capital Stock	100.00%